Principal Accounting Policies (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Ease Information Technology, Beijing Co Ltd [Member]
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to reserve fund as percentage of each subsidiaries registered capital	50.00%	50.00%	50.00%
PRC
Statutory reserves
Appropriations to general reserve fund and statutory surplus fund	161,522	150,618	96,184
PRC | General reserve fund
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to reserve fund as percentage of each subsidiaries registered capital	50.00%
PRC | General reserve fund | Equal to or more than
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%
PRC | Statutory surplus reserve
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to reserve fund as percentage of each subsidiaries registered capital	50.00%
PRC | Statutory surplus reserve | Equal to or more than
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%